Earnings per share - Weighted average number of ordinary share (Details) - shares				12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Jan. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Beginning of period (in shares)	158,166,534	158,742,282	129,300,666	158,166,534	158,742,282	129,300,666
Issuance of shares (in shares)						28,158,283
Sale of treasury shares (in shares)					116,667	1,283,333
Purchase of treasury shares (in shares)					(692,415)
End of period (in shares)				158,166,534	158,166,534	158,742,282
Reconciliation Of Changes In Weighted Average Shares Outstanding [Roll Forward]
Weighted average number of shares (basic) (in shares)	158,166,534	158,742,282	129,300,666	158,166,534	158,262,268	155,872,171
Issuance of shares (in shares)						25,842,099
Sale of treasury shares (in shares)					94,991	729,406
Purchase of treasury shares (in shares)					(575,005)
Shares issued
Earnings per share [line items]
Beginning of period (in shares)	159,208,949	159,208,949	131,050,666	159,208,949	159,208,949	131,050,666
Issuance of shares (in shares)						28,158,283
End of period (in shares)				159,208,949	159,208,949	159,208,949
Treasury shares
Earnings per share [line items]
Beginning of period (in shares)	1,042,415	466,667	1,750,000	1,042,415	466,667	1,750,000
Sale of treasury shares (in shares)					(116,667)	(1,283,333)
Purchase of treasury shares (in shares)					692,415
End of period (in shares)				1,042,415	1,042,415	466,667